Shareholder Fees - Guardian Capital Dividend Growth Fund - Institutional Shares	Jan. 27, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%